Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable [Abstract]
Accounts Payable

	December 31, 2017	December 31, 2016
Creditors	$1,099	$766
Brokers	1,936	1,796
Insurances	3	35
Professional and legal fees	680	679

Total accounts payable	$3,718	$3,276